Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Accounts Receivable from Related Party

As of December 31, 2023 and 2024, the balances of accounts receivable from a related party were as follows:

a. Accounts receivable – a related party

		2023	2024	2024
		HK$	HK$	US$
PrimeTime Global Technologies Limited	(1)	410,899	-	-

(1)	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accounts receivable from PrimeTime Global Technologies Limited for the subscription income and commission income. The balance as at December 31, 2022 and 2023 has been settled on May 10, 2023 and February 22, 2024, respectively. For details, please refer to “e. Related Party Transactions” below.

Schedule of Amounts Due to Related Parties

As of December 31, 2023 and 2024, the balances of amounts due to a related party were as follows:

		2023	2024	2024
		HK$	HK$	US$
Gaderway Investments Limited	(1)	306,110	306,110	39,408

(1)	Gaderway Investments Limited, the shareholder of the Company. The balance represented the amount advance to the Company. These amounts were unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions

The following is a list of related parties which the Company has transactions with:

(a)	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company.
(b)	PrimeTime Global Markets Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company.

For the years ended December 31, 2022, 2023 and 2024, the related party transactions were as follows:

		2022	2023	2024	2024
	Note	HK$	HK$	HK$	US$
Outsourcing fee paid to PrimeTime Global Technologies Limited (a)	1	113,410	-	-	-
Outsourcing fee paid to PrimeTime Global Markets Limited (b)	1	191,795	-	-	-
Subscription fee paid to PrimeTime Global Markets Limited (b)	2	290,160	-	-	-
Subscription fee received from PrimeTime Global Technologies Limited (a)	3	180,015	46,080	-	-
Sales commission received from PrimeTime Global Technologies Limited (a)	4	235,194	364,819	-	-

During the years ended December 31, 2022 and 2023, the Company declared dividends to its shareholders. No dividend was declared in the year ended December 31, 2024. For details, please refer to Note 13. Shareholders’ Equity.

Notes:

1.	The Company outsourced some works to the related parties, PrimeTime Global Markets Limited and PrimeTime Global Technologies Limited for handling software implementation work and supporting services including quality assurance, technical support and maintenance services for the Company and the related parties charged an outsourcing fee for providing such services. Since the Company wants to focus on its human resources for developing new functions and upgrading existing functions, it outsources some of its ancillary works to related parties and independent third parties. The outsourcing fee was recorded as an outsourcing fee in the cost of revenue.
2.	PrimeTime Global Markets Limited charged the Company a subscription fee when the Company used PrimeTime Global Markets Limited’s white label services. While PrimeTime Global Markets Limited provided white label hosting support services, the related party transaction is conducive to the stability of the operation of the Company’s white label services. The subscription fee was recorded as an expense to net off against the sundry income as other income incurred over the same period.
3.	The Company charged PrimeTime Global Technologies Limited a subscription fee when it used the subscription services of the Company. The subscription income was recorded as revenue.
4.	The Company charged PrimeTime Global Technologies Limited for sales commission from business referred by the Company. The Company will charge a commission fee at an agreed upon percentage from the sales amount referred by the Company to PrimeTime Global Technologies Limited. The sales commission was recorded as commission income in the other income.